Plant and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total	$ 559,667	$ 417,507
Accumulated depreciation	(239,267)	(214,659)
Net carrying value	320,400	202,848
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	434,324	312,231
Land [Member]
Property, Plant and Equipment [Line Items]
Total	2,592	2,244
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 122,751	$ 103,032